Consolidated Statements of Operations and Comprehensive Income (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenues
Distribution (includes $160 related party revenues; 2012 - $155)	4,484	4,184
Transmission (includes $1,517 related party revenues; 2012 - $1,482)	1,529	1,482
Other	61	62
Total revenues	6,074	5,728
Costs
Purchased power (includes $2,500 related party costs; 2012 - $2,409)	3,020	2,774
Operation, maintenance and administration	1,106	1,071
Depreciation and amortization	676	659
Total costs	4,802	4,504
Income before financing charges and provision for payments in lieu of corporate income taxes	1,272	1,224
Financing charges	360	358
Income before provision for payments in lieu of corporate income taxes	912	866
Provision for payments in lieu of corporate income taxes	109	121
Net income	803	745
Other comprehensive income		1
Comprehensive income	803	746
Basic and fully diluted earnings per common share	7,850	7,280
Dividends per common share declared	2,000	3,523